Revenue Recognition (Details) - Schedule of Revenue from Contracts with Customers - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue from Contracts with Customers [Line Items]
Insurance brokerage commissions	$ 1,169,306	$ 455,394	$ 542,795
Securities brokerage commissions	2,732,846	3,412,644	3,188,684
Market making commissions and fees	3,121,661	781,878	4,324,650
Sale of NFTs		438,041
Cryptocurrency mining			1,726,249
Total revenue from contracts with customers	7,023,813	5,087,957	9,782,378
Geographic regions	7,023,813	5,087,957	9,782,378
Hong Kong [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Geographic regions	3,902,152	3,868,038	5,457,728
Cayman Islands [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Geographic regions	$ 3,121,661	$ 1,219,919	$ 4,324,650